UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Aerospace & Defense — 1.6%
435,881	United Technologies Corp.	$30,751,405

Beverages — 2.4%
664,750	PepsiCo., Inc.	45,422,367

Biotechnology — 6.2%
678,700	Amgen, Inc.*	38,231,171
710,759	Celgene Corp.*	43,526,881
433,200	Genentech, Inc.*	34,556,364

		116,314,416

Capital Markets — 4.6%
162,100	Legg Mason, Inc.	16,376,963
148,500	Merrill Lynch & Co., Inc.	13,770,405
233,100	Morgan Stanley	19,822,824
1,635,400	The Charles Schwab Corp.	36,747,438

		86,717,630

Commercial Banks — 1.0%
212,653	SunTrust Banks, Inc.	18,987,786

Communications Equipment — 6.0%
1,767,075	Cisco Systems, Inc.*	47,569,659
938,990	QUALCOMM, Inc.	40,329,620
149,744	Research In Motion Ltd.*	24,869,484

		112,768,763

Consumer Finance — 1.6%
474,730	American Express Co.	30,847,955

Diversified Consumer Services — 0.6%
242,500	Apollo Group, Inc.*	11,632,725

Diversified Financial Services — 2.3%
35,100	Chicago Mercantile Exchange
	Holdings, Inc.	18,638,100
351,231	Moody’s Corp.(a)	24,463,239

		43,101,339

Diversified Telecommunication Services — 0.5%
336,110	NeuStar, Inc.*	9,767,357

Electrical Equipment — 1.5%
404,500	Rockwell Automation, Inc.	27,526,225

Electronic Equipment & Instruments — 0.4%
362,000	Jabil Circuit, Inc.	8,326,000

Energy Equipment & Services — 7.1%
616,210	Baker Hughes, Inc.	50,825,001
361,500	Grant Prideco, Inc.*	20,529,585
529,748	Schlumberger Ltd.	41,251,477

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
374,300	Weatherford International
	Ltd.*	$20,339,462

		132,945,525

Food & Staples Retailing — 2.6%
259,600	CVS Caremark Corp.	10,004,984
824,670	Wal-Mart Stores, Inc.	39,254,292

		49,259,276

Health Care Equipment & Supplies — 2.6%
183,900	Baxter International, Inc.	10,452,876
345,100	Medtronic, Inc.(a)	18,348,967
468,968	St. Jude Medical, Inc.*	20,020,244

		48,822,087

Hotels, Restaurants & Leisure — 0.9%
573,900	Starbucks Corp.*	16,534,059

Household Durables — 3.5%
454,150	Fortune Brands, Inc.	36,686,237
101,430	Harman International Industries,
	Inc.	12,034,670
512,440	Newell Rubbermaid, Inc.	16,275,094

		64,996,001

Household Products — 1.0%
281,100	Procter & Gamble Co.	17,863,905

Internet Software & Services — 6.3%
153,008	Google, Inc.*	76,159,732
1,505,189	Yahoo!, Inc.*	43,198,924

		119,358,656

IT Services — 3.5%
332,242	CheckFree Corp.*(a)	13,040,499
234,740	Cognizant Technology Solutions
	Corp.*	18,441,174
1,498,170	Western Union Co.	33,633,916

		65,115,589

Life Sciences Tools & Services — 2.0%
261,896	Charles River Laboratories International, Inc.*	13,925,010
431,160	Thermo Fisher Scientific, Inc.*	23,541,336

		37,466,346

Media — 5.0%
201,812	Lamar Advertising Co.*(a)	13,218,686
537,955	National CineMedia,
	Inc.*(a)	15,358,615
655,472	The McGraw-Hill Companies, Inc.	46,086,236
422,865	Viacom, Inc. Class B*	18,995,096

		93,658,633

Multiline Retail — 3.0%
239,247	J.C. Penney Co., Inc.	19,254,599
604,700	Target Corp.	37,751,421

		57,006,020

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 8.0%
795,710	Canadian Natural Resources Ltd.(a)	$52,970,414
628,800	Chesapeake Energy Corp.(a)	21,919,968
287,400	Quicksilver Resources, Inc.*(a)	12,786,426
715,710	Suncor Energy, Inc.	62,395,598

		150,072,406

Pharmaceuticals — 2.1%
431,900	Merck & Co., Inc.	22,653,155
288,700	Wyeth	16,698,408

		39,351,563

Semiconductors & Semiconductor Equipment — 2.1%
1,082,648	Linear Technology Corp.(a)	38,856,237

Software — 5.6%
621,680	Electronic Arts, Inc.*	30,381,502
2,443,100	Microsoft Corp.	74,929,877

		105,311,379

Specialty Retail — 4.1%
340,800	Chico’s FAS, Inc.*	9,283,392
1,141,600	Lowe’s Companies, Inc.	37,467,312
566,800	The Home Depot, Inc.	22,031,516
253,200	Williams-Sonoma, Inc.(a)	8,580,948

		77,363,168

Thrifts & Mortgage Finance — 4.5%
336,643	Fannie Mae	21,518,221
944,000	Freddie Mac(a)	63,049,760

		84,567,981

Tobacco — 0.7%
195,900	Altria Group, Inc.	13,928,490

Trading Companies & Distributors — 0.8%
179,170	W.W. Grainger, Inc.	15,775,919

Wireless Telecommunication Services — 5.5%
1,207,400	American Tower Corp.*	52,135,532
318,665	Crown Castle International Corp.*	11,733,245
370,950	MetroPCS Communications, Inc.*	13,228,077
1,151,427	Sprint Nextel Corp.	26,310,107

		103,406,961

TOTAL COMMON STOCKS		$1,873,824,169

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.2%
Joint Repurchase Agreement Account II
$23,200,000	5.314%	06/01/07	$23,200,000
Maturity Value: $23,203,425

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,897,024,169

Shares	Interest Rate	Value
Securities Lending Collateral — 6.1%
Boston Global Investment Trust — Enhanced Portfolio
115,609,750	5.273%	$115,609,750

TOTAL INVESTMENTS — 106.9%		$2,012,633,919

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(130,425,230)

NET ASSETS — 100.0%		$1,882,208,689

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,527,303,949

Gross unrealized gain	491,292,708
Gross unrealized loss	(5,962,738)

Net unrealized security gain	$485,329,970

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Aerospace & Defense — 1.3%
58,930	United Technologies Corp.	$4,157,512

Beverages — 2.4%
112,890	PepsiCo., Inc.	7,713,774

Biotechnology — 5.8%
133,110	Amgen, Inc.*	7,498,086
110,650	Celgene Corp.*	6,776,206
60,420	Genentech, Inc.*	4,819,704

		19,093,996

Capital Markets — 5.6%
65,150	Legg Mason, Inc.	6,582,105
38,590	Morgan Stanley	3,281,694
375,990	The Charles Schwab Corp.	8,448,495

		18,312,294

Commercial Banks — 1.4%
49,850	SunTrust Banks, Inc.	4,451,106

Communications Equipment — 7.5%
279,840	Cisco Systems, Inc.*	7,533,293
209,760	QUALCOMM, Inc.	9,009,192
48,020	Research In Motion Ltd.*	7,975,161

		24,517,646

Consumer Finance — 1.8%
90,200	American Express Co.	5,861,196

Diversified Consumer Services — 0.3%
20,660	Apollo Group, Inc.*	991,060

Diversified Financial Services — 0.7%
4,480	Chicago Mercantile Exchange
	Holdings, Inc.	2,378,880

Energy Equipment & Services — 9.1%
156,010	Baker Hughes, Inc.	12,867,705
143,460	Schlumberger Ltd.	11,171,230
103,490	Weatherford International
	Ltd.*	5,623,647

		29,662,582

Food & Staples Retailing — 3.8%
169,540	CVS Caremark Corp.	6,534,072
127,600	Wal-Mart Stores, Inc.	6,073,760

		12,607,832

Food Products — 2.2%
96,720	Kraft Foods, Inc.	3,273,005
66,197	Wm. Wrigley Jr. Co.(a)	3,879,144

		7,152,149

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 4.4%
104,991	Medtronic, Inc.	$5,582,371
208,510	St. Jude Medical, Inc.*	8,901,292

		14,483,663

Hotels, Restaurants & Leisure — 0.6%
73,750	Starbucks Corp.*	2,124,738

Household Durables — 2.0%
83,140	Fortune Brands, Inc.	6,716,049

Household Products — 2.0%
101,920	Procter & Gamble Co.	6,477,016

Internet Software & Services — 6.3%
22,880	Google, Inc.*	11,388,520
317,480	Yahoo!, Inc.*	9,111,676

		20,500,196

IT Services — 3.0%
442,810	Western Union Co.	9,941,084

Life Sciences Tools & Services — 2.1%
124,730	Thermo Fisher Scientific,
	Inc.*	6,810,258

Media — 5.2%
35,120	Lamar Advertising Co.	2,300,360
144,768	The McGraw-Hill Companies, Inc.	10,178,638
104,577	Viacom, Inc. Class B*	4,697,599

		17,176,597

Multiline Retail — 2.0%
103,790	Target Corp.	6,479,610

Oil, Gas & Consumable Fuels — 3.7%
138,710	Suncor Energy, Inc.	12,092,738

Pharmaceuticals — 2.9%
119,300	Merck & Co., Inc.	6,257,285
55,810	Wyeth	3,228,050

		9,485,335

Semiconductors & Semiconductor Equipment — 1.7%
158,880	Linear Technology Corp.(a)	5,702,203

Software — 4.9%
123,530	Electronic Arts, Inc.*	6,036,911
322,860	Microsoft Corp.	9,902,116

		15,939,027

Specialty Retail — 5.1%
232,720	Lowe’s Companies, Inc.	7,637,870
158,160	The Home Depot, Inc.	6,147,679
89,640	Williams-Sonoma, Inc.(a)	3,037,900

		16,823,449

Thrifts & Mortgage Finance — 3.5%
171,280	Freddie Mac	11,439,791

Tobacco — 1.0%
45,460	Altria Group, Inc.	3,232,206

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — 6.3%
143,150	American Tower Corp.*	$6,181,217
169,220	Crown Castle International
	Corp.*	6,230,680
352,970	Sprint Nextel Corp.	8,065,365

		20,477,262

TOTAL COMMON STOCKS		$322,801,249

	Interest
Shares	Rate	Value
Securities Lending Collateral — 2.2%
Boston Global Investment Trust - Enhanced Portfolio
7,326,550	5.273%	$7,326,550

TOTAL INVESTMENTS — 100.8%		$330,127,799

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(2,505,417)

NET ASSETS — 100.0%		$327,622,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$267,861,390

Gross unrealized gain	67,216,231
Gross unrealized loss	(4,949,822)

Net unrealized security gain	$62,266,409

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Aerospace & Defense — 1.5%
55,220	United Technologies Corp.	$3,895,771

Beverages — 3.5%
128,200	PepsiCo, Inc.	8,759,906

Biotechnology — 8.2%
105,930	Amgen, Inc.*	5,967,037
86,340	Amylin Pharmaceuticals, Inc.*(a)	3,993,225
96,240	Celgene Corp.*	5,893,738
58,050	Genentech, Inc.*	4,630,648

		20,484,648

Capital Markets — 3.4%
380,130	The Charles Schwab Corp.	8,541,521

Communications Equipment — 9.0%
200,020	Cisco Systems, Inc.*	5,384,538
204,300	QUALCOMM, Inc.	8,774,685
50,710	Research In Motion Ltd.*	8,421,917

		22,581,140

Consumer Finance — 2.3%
87,450	American Express Co.	5,682,501

Energy Equipment & Services — 7.8%
119,130	Baker Hughes, Inc.	9,825,842
125,110	Schlumberger Ltd.	9,742,316

		19,568,158

Food & Staples Retailing — 5.5%
204,620	CVS Caremark Corp.	7,886,055
122,320	Wal-Mart Stores, Inc.	5,822,432

		13,708,487

Health Care Equipment & Supplies — 3.1%
180,430	St. Jude Medical, Inc.*	7,702,557

Household Durables — 2.2%
68,329	Fortune Brands, Inc.	5,519,617

Internet Software & Services — 7.1%
19,970	Google, Inc.*	9,940,067
269,660	Yahoo!, Inc.*	7,739,242

		17,679,309

IT Services — 5.1%
116,690	CheckFree Corp.*	4,580,083
361,570	Western Union Co.	8,117,246

		12,697,329

Life Sciences Tools & Services — 3.1%
144,790	Thermo Fisher Scientific, Inc.*	7,905,534

Media — 6.7%
161,880	The McGraw-Hill Companies, Inc.	11,381,783
122,645	Viacom, Inc. Class B*	5,509,213

		16,890,996

Multiline Retail — 2.6%
103,720	Target Corp.	6,475,240

Oil, Gas & Consumable Fuels — 4.2%
119,610	Suncor Energy, Inc.	10,427,600

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.2%
153,822	Linear Technology Corp.(a)	$5,520,672

Software — 6.1%
147,250	Electronic Arts, Inc.*	7,196,107
261,810	Microsoft Corp.	8,029,713

		15,225,820

Specialty Retail — 1.7%
129,060	Lowe’s Companies, Inc.	4,235,749

Thrifts & Mortgage Finance — 4.5%
167,910	Freddie Mac	11,214,709

Wireless Telecommunication Services — 8.8%
205,680	American Tower Corp.*	8,881,262
157,080	Crown Castle International Corp.*	5,783,686
319,130	Sprint Nextel Corp.	7,292,120

		21,957,068

TOTAL COMMON STOCKS		$246,674,332

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.9%
Joint Repurchase Agreement Account II
$7,200,000	5.314%	06/01/07	$7,200,000
Maturity Value: $7,201,063

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$253,874,332

	Interest
Shares	Rate	Value
Securities Lending Collateral — 1.5%
Boston Global Investment Trust — Enhanced Portfolio
3,758,750	5.273%	$3,758,750

TOTAL INVESTMENTS — 103.0%		$257,633,082

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(7,409,269)

NET ASSETS — 100.0%		$250,223,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$213,866,613

Gross unrealized gain	46,369,850
Gross unrealized loss	(2,603,381)

Net unrealized security gain	$43,766,469

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Aerospace & Defense — 2.1%
423,641	Alliant Techsystems, Inc.*(a)	$42,787,741

Auto Components — 1.6%
1,863,464	Gentex Corp.	33,076,486

Beverages — 0.5%
269,900	Hansen Natural Corp.*(a)	10,742,020

Biotechnology — 3.3%
764,951	Amylin Pharmaceuticals, Inc.*(a)	35,378,984
546,796	Celgene Corp.*(a)	33,485,787

		68,864,771

Building Products — 1.0%
351,930	American Standard Companies, Inc.(a)	21,038,375

Capital Markets — 3.1%
242,679	HFF, Inc.*	3,870,730
393,853	Legg Mason, Inc.	39,790,969
631,518	Raymond James Financial, Inc.	21,035,864

		64,697,563

Commercial Banks — 1.0%
581,960	Commerce Bancorp, Inc.(a)	20,089,259

Communications Equipment — 1.2%
153,239	Research In Motion Ltd.*(a)	25,449,933

Diversified Consumer Services — 1.4%
352,798	Apollo Group, Inc.*	16,923,720
214,216	Weight Watchers International, Inc.(a)	11,186,360

		28,110,080

Diversified Telecommunication Services — 1.3%
925,447	NeuStar, Inc.*	26,893,490

Electrical Equipment — 3.1%
467,765	Rockwell Automation, Inc.(a)	31,831,408
343,719	Roper Industries, Inc.(a)	20,059,441
345,331	Suntech Power Holdings Co. Ltd. ADR*(a)	11,713,628

		63,604,477

Electronic Equipment & Instruments — 3.9%
959,126	Amphenol Corp.	34,317,528
1,093,144	Cogent, Inc.*(a)	16,921,869
1,295,032	Jabil Circuit, Inc.	29,785,736

		81,025,133

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 9.0%
524,295	Cameron International Corp.*	$37,172,515
950,791	Dresser-Rand Group, Inc.*(a)	33,848,160
861,500	Grant Prideco, Inc.*	48,924,585
662,959	Smith International, Inc.	36,800,854
553,631	Weatherford International Ltd.*	30,084,309

		186,830,423

Health Care Equipment & Supplies — 3.4%
369,381	C.R. Bard, Inc.	31,179,450
929,081	St. Jude Medical, Inc.*	39,662,468

		70,841,918

Health Care Providers & Services — 1.1%
552,382	Psychiatric Solutions, Inc.*(a)	21,553,946

Hotels, Restaurants & Leisure — 1.2%
678,145	Hilton Hotels Corp.	24,108,055

Household Durables — 4.4%
587,391	Fortune Brands, Inc.	47,449,445
134,280	Harman International Industries, Inc.	15,932,322
850,205	Newell Rubbermaid, Inc.(a)	27,002,511

		90,384,278

Insurance — 3.3%
512,280	Aon Corp.	21,987,058
382,207	Principal Financial Group, Inc.	23,238,185
472,345	Willis Group Holdings Ltd.	21,874,297

		67,099,540

Internet Software & Services — 1.9%
108,400	Baidu.com, Inc. ADR*(a)	15,244,292
270,797	Bankrate, Inc.*(a)	11,779,669
629,756	The Knot, Inc.*(a)	11,940,174

		38,964,135

IT Services — 7.3%
1,097,797	CheckFree Corp.*(a)	43,088,532
223,013	Cognizant Technology Solutions Corp.*	17,519,901
1,002,359	Global Payments, Inc.(a)	40,134,454
1,178,081	Iron Mountain, Inc.*(a)	32,385,447
617,677	MoneyGram International, Inc.	17,999,108

		151,127,442

Life Sciences Tools & Services — 5.2%
801,224	Charles River Laboratories International, Inc.*	42,601,080
339,124	Covance, Inc.*	22,568,702
786,532	Thermo Fisher Scientific, Inc.*(a)	42,944,647

		108,114,429

Machinery — 0.9%
228,181	Kennametal, Inc.	17,551,682

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — 5.2%
3,692,980	Entravision Communications Corp.*(b)	$37,631,466
472,804	Focus Media Holding Ltd. ADR*(a)	20,912,121
462,105	Getty Images, Inc.*	23,128,355
138,794	Lamar Advertising Co.	9,091,007
584,466	National CineMedia, Inc.*	16,686,505

		107,449,454

Multiline Retail — 1.3%
339,083	J.C. Penney Co., Inc.(a)	27,289,400

Oil, Gas & Consumable Fuels — 2.5%
646,500	Newfield Exploration Co.*	31,057,860
442,733	Quicksilver Resources, Inc.*(a)	19,697,191

		50,755,051

Personal Products — 1.3%
407,772	Chattem, Inc.*(a)	25,962,843

Semiconductors & Semiconductor Equipment — 5.1%
813,123	FormFactor, Inc.*	32,346,033
706,640	Linear Technology Corp.(a)	25,361,310
364,350	Marvell Technology Group Ltd.*	5,727,582
913,824	Tessera Technologies, Inc.*(a)	41,551,577

		104,986,502

Software — 6.3%
2,334,618	Activision, Inc.*	46,202,090
713,138	Electronic Arts, Inc.*	34,851,054
819,642	NAVTEQ*(a)	35,105,267
275,507	Salesforce.com, Inc.*(a)	13,017,706

		129,176,117

Specialty Retail — 5.8%
587,058	Advance Auto Parts, Inc.	24,315,942
1,057,460	Chico’s FAS, Inc.*	28,805,210
1,067,300	Urban Outfitters, Inc.*	28,368,834
1,137,311	Williams-Sonoma, Inc.(a)	38,543,470

		120,033,456

Textiles, Apparel & Luxury Goods — 1.5%
614,077	Coach, Inc.*	31,538,995

Thrifts & Mortgage Finance — 1.1%
338,300	MGIC Investment Corp.(a)	21,989,500

Trading Companies & Distributors — 1.9%
453,711	W.W. Grainger, Inc.	39,949,254

Wireless Telecommunication Services — 4.8%
599,159	American Tower Corp.*	25,871,685
445,496	Clearwire Corp.*(a)	8,687,173
949,638	Crown Castle International Corp.*	34,965,671

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
160,713	Leap Wireless International, Inc.*	$13,734,533
464,807	MetroPCS Communications, Inc.*	16,575,018

		99,834,080

TOTAL COMMON STOCKS		$2,021,919,828

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 1.7%
Joint Repurchase Agreement Account II
$35,200,000	5.314%	06/01/07	$35,200,000
Maturity Value: $35,205,196

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,057,119,828

	Interest
Shares	Rate		Value
Securities Lending Collateral — 19.8%
Boston Global Investment Trust — Enhanced Portfolio
409,293,698	5.273%		$409,293,698

TOTAL INVESTMENTS — 119.5%
			$2,466,413,526

LIABILITIES IN EXCESS OF OTHER ASSETS — (19.5)%			(401,665,333)

NET ASSETS — 100.0%			$2,064,748,193

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR — American Depositary Receipt

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,071,514,078

Gross unrealized gain	423,683,561
Gross unrealized loss	(28,784,113)

Net unrealized security gain	$394,899,448

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Aerospace & Defense — 2.2%
38,200	Aerovironment, Inc.*	$793,032
15,100	Alliant Techsystems, Inc.*	1,525,100

		2,318,132

Auto Components — 0.6%
34,900	Gentex Corp.	619,475

Beverages — 0.6%
16,100	Hansen Natural Corp.*	640,780

Biotechnology — 4.3%
15,700	Affymax, Inc.*(a)	516,373
14,000	Alexion Pharmaceuticals, Inc.*	679,980
25,900	Amylin Pharmaceuticals, Inc.*(a)	1,197,875
75,811	NeurogesX, Inc.*	614,069
23,500	Progenics Pharmaceuticals, Inc.*	502,665
46,800	Vanda Pharmaceuticals, Inc.*(a)	936,936

		4,447,898

Capital Markets — 5.7%
36,400	Cowen Group, Inc.*	649,012
24,800	Evercore Partners, Inc.(a)	786,408
12,700	HFF, Inc.*	202,565
20,520	Nuveen Investments, Inc.	1,125,727
35,255	Raymond James Financial, Inc.	1,174,344
25,600	Stifel Financial Corp.*(a)	1,541,376
35,100	TradeStation Group, Inc.*	418,392

		5,897,824

Commercial Banks — 0.9%
27,980	Commerce Bancorp, Inc.	965,870

Commercial Services & Supplies — 2.3%
35,302	Healthcare Services Group, Inc.	983,867
23,800	Ritchie Bros. Auctioneers, Inc.	1,403,962

		2,387,829

Consumer Finance — 0.8%
15,371	Advanta Corp. Class B	772,546

Diversified Consumer Services — 2.2%
25,470	Bright Horizons Family Solutions, Inc.*	1,078,400
28,090	Coinstar, Inc.*	887,363
5,975	Weight Watchers International, Inc.	312,014

		2,277,777

Diversified Financials — 0.9%
21,000	Eaton Vance Corp.	921,690

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — 0.9%
32,470	NeuStar, Inc.*	$943,578

Electrical Equipment — 2.6%
9,500	First Solar, Inc.*	646,380
23,070	Roper Industries, Inc.	1,346,365
20,100	Suntech Power Holdings Co. Ltd. ADR*	681,792

		2,674,537

Electronic Equipment & Instruments — 4.5%
28,100	Amphenol Corp.	1,005,418
37,360	Cogent, Inc.*(a)	578,333
16,220	Dolby Laboratories, Inc.*	546,614
18,610	FLIR Systems, Inc.*	769,710
31,300	Jabil Circuit, Inc.	719,900
44,980	LoJack Corp.*	988,660

		4,608,635

Energy Equipment & Services — 6.6%
20,280	Cameron International Corp.*	1,437,852
47,300	Dresser-Rand Group, Inc.*	1,683,880
32,940	Grant Prideco, Inc.*	1,870,663
29,390	W-H Energy Services, Inc.*	1,875,082

		6,867,477

Health Care Equipment & Supplies — 4.5%
17,800	ArthroCare Corp.*	784,446
12,400	Gen-Probe, Inc.*	670,716
57,054	Natus Medical, Inc.*	894,036
41,700	Northstar Neuroscience, Inc.*(a)	556,695
31,000	NuVasive, Inc.*	804,760
117,990	OraSure Technologies, Inc.*	903,804

		4,614,457

Health Care Providers & Services — 2.4%
45,380	Psychiatric Solutions, Inc.*	1,770,728
17,000	VCA Antech, Inc.*	672,860

		2,443,588

Hotels, Restaurants & Leisure — 2.7%
11,340	Life Time Fitness, Inc.*(a)	580,381
20,180	P.F. Chang’s China Bistro, Inc.*(a)	782,782
12,690	Panera Bread Co.*	715,335
53,742	Texas Roadhouse, Inc.*(a)	744,327

		2,822,825

Household Durables — 1.5%
12,660	Harman International Industries, Inc.	1,502,109

Household Products — 0.7%
50,400	Central Garden & Pet Co.*	671,328

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — 1.0%
26,300	eHealth, Inc.*	$523,370
17,200	Security Capital Assurance Ltd.	553,324

		1,076,694

Internet & Catalog Retail — 0.6%
11,180	Blue Nile, Inc.*(a)	642,515

Internet Software & Services — 3.5%
8,500	Baidu.com, Inc. ADR*	1,195,355
25,700	Bankrate, Inc.*(a)	1,117,950
27,328	eCollege.com*	602,036
3,120	Switch and Data Facilities Co.*	58,001
31,300	The Knot, Inc.*	593,448

		3,566,790

IT Services — 3.7%
32,700	CheckFree Corp.*	1,283,475
29,900	Heartland Payment Systems, Inc.(a)	760,955
34,345	Iron Mountain, Inc.*	944,144
29,200	MoneyGram International, Inc.	850,888

		3,839,462

Life Sciences Tools & Services — 2.9%
32,560	Charles River Laboratories International, Inc.*	1,731,215
19,450	Covance, Inc.	1,294,397

		3,025,612

Machinery — 2.8%
13,800	IDEX Corp.	520,260
15,100	Kennametal, Inc.	1,161,492
60,110	TurboChef Technologies, Inc.*(a)	789,845
12,380	Watts Water Technologies, Inc.	469,202

		2,940,799

Media — 5.2%
163,870	Entravision Communications Corp.*	1,669,835
23,500	Focus Media Holding Ltd. ADR*	1,039,405
15,300	Getty Images, Inc.*	765,765
9,500	Lamar Advertising Co.	622,250
14,500	LodgeNet Entertainment Corp.*	514,460
28,100	National CineMedia, Inc.*	802,255

		5,413,970

Oil, Gas & Consumable Fuels — 5.0%
13,032	Atlas America, Inc.	646,648
31,800	Delta Petroleum Corp.*(a)	624,552
53,240	OPTI Canada, Inc.*	1,201,085
29,900	Quicksilver Resources, Inc.*	1,330,251
279,800	UTS Energy Corp.*	1,375,980

		5,178,516

Shares	Description	Value
Common Stocks — (continued)
Personal Products — 2.0%
23,010	Chattem, Inc.*(a)	$1,465,047
36,400	Physicians Formula Holdings, Inc.*	629,720

		2,094,767

Pharmaceuticals — 0.6%
45,032	Cadence Pharmaceuticals, Inc.*(a)	655,666

Semiconductors & Semiconductor Equipment — 5.9%
28,760	Cavium Networks, Inc.*(a)	608,274
64,900	Eagle Test Systems, Inc.*	1,022,175
38,650	FormFactor, Inc.*	1,537,497
38,250	PMC-Sierra, Inc.*(a)	294,908
57,590	Tessera Technologies, Inc.*	2,618,617

		6,081,471

Software — 3.8%
97,320	Activision, Inc.*	1,925,963
32,770	NAVTEQ*	1,403,539
13,500	Salesforce.com, Inc.*	637,875

		3,967,377

Specialty Retail — 6.7%
18,300	Advance Auto Parts, Inc.	757,986
37,610	Chico’s FAS, Inc.*	1,024,496
33,800	GameStop Corp.*	1,249,924
21,990	Tractor Supply Co.*(a)	1,170,088
50,230	Urban Outfitters, Inc.*	1,335,114
40,810	Williams-Sonoma, Inc.	1,383,051

		6,920,659

Trading Companies & Distributors — 1.6%
19,070	W.W. Grainger, Inc.	1,679,114

Transportation Infrastructure — 0.5%
32,000	CAI International, Inc.*	472,000

Wireless Telecommunication Services — 3.3%
21,700	Clearwire Corp.*(a)	423,150
14,140	Crown Castle International Corp.*	520,635
7,900	Leap Wireless International, Inc.*	675,134
19,300	MetroPCS Communications, Inc.*	688,238
33,950	SBA Communications Corp.*	1,090,813

		3,397,970

TOTAL COMMON STOCKS		$99,351,737

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.9%
Joint Repurchase Agreement Account II
$3,000,000	5.314%	06/01/07	$3,000,000
Maturity Value: $3,000,443

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$102,351,737

	Interest
Shares	Rate		Value
Securities Lending Collateral — 12.0%
Boston Global Investment Trust — Enhanced Portfolio
12,388,900	5.273%		$12,388,900

TOTAL INVESTMENTS — 110.9%			$114,740,637

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%			(11,289,421)

NET ASSETS — 100.0%			$103,451,216

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR — American Depositary Receipt

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,003,268

Gross unrealized gain	16,979,794
Gross unrealized loss	(2,242,425)

Net unrealized security gain	$14,737,369

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH EQUITY FUNDS

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Capital Growth	$23,200,000

Concentrated Growth	7,200,000

Growth Opportunities	35,200,000

Small/Mid Cap Growth	3,000,000

GOLDMAN SACHS GROWTH EQUITY FUNDS

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.32%	06/01/07	$1,500,221,667

Barclays Capital PLC	1,350,000,000	5.32	06/01/07	1,350,199,500

Citigroup Global Markets, Inc.	1,500,000,000	5.31	06/01/07	1,500,221,250

Credit Suisse Securities (USA)	500,000,000	5.31	06/01/07	500,073,750

Deutsche Bank Securities, Inc.	1,000,000,000	5.31	06/01/07	1,000,147,500

Greenwich Capital Markets	500,000,000	5.32	06/01/07	500,073,889

Merrill Lynch	750,000,000	5.31	06/01/07	750,110,625

UBS Securities LLC	500,000,000	5.31	06/01/07	500,073,750

Wachovia Capital Markets	250,000,000	5.31	06/01/07	250,036,875

TOTAL	$7,850,000,000			$7,851,158,806

At May 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 0.000% to 11.000%, due 02/01/08 to 06/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 06/01/07 to 05/01/47 and Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $8,032,004,959.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date: July 30, 2007

* Print the name and title of each signing officer under his or her signature.